Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
4. Acquisitions
Granite City Dropdown
On January 13, 2015, the Partnership acquired a 75 percent interest in SunCoke's Gateway Energy and Coke Company, LLC ("Granite City") cokemaking facility for a total transaction value of $245.0 million (the "Granite City Dropdown"). The remaining 25 percent interest continues to be owned by SunCoke. The Granite City cokemaking facility, which began operations in 2009, has annual cokemaking capacity of 650 thousand tons and produces super-heated steam for power generation. Both the coke and power are provided to U.S. Steel under a long-term take-or-pay contract that expires in 2025. In connection with this agreement, the Partnership issued common units totaling approximately $50.7 million and $1.0 million of general partner interests to SunCoke. In addition, the Partnership assumed and repaid $135.0 million principal amount of SunCoke’s outstanding 7.625 percent senior notes and paid $5.6 million of accrued interest and $7.7 million of redemption premium in connection therewith. To fund this debt assumption and redemption, the Partnership issued $200.0 million of add-on 7.375 percent unsecured senior notes. The remaining cash of $45.0 million was used to pre-fund SunCoke’s obligation to indemnify the Partnership for the anticipated cost of an environmental project at Granite City, pay transaction costs, and for general partnership purposes. The Granite City Dropdown was a transfer of businesses between entities under common control. Accordingly, our historical financial information has been retrospectively adjusted to include Granite City’s historical results and financial position for all periods presented.
Haverhill and Middletown Dropdown
On May 9, 2014, we completed the acquisition of an additional 33 percent interest in the Haverhill and Middletown cokemaking facilities for a total transaction value of $365.0 million (the "Haverhill and Middletown Dropdown"). The terms of the contribution agreement and the acquisition of the interests in Haverhill and Middletown were approved by the conflicts committee of our general partner’s Board of Directors, which consists entirely of independent directors.
The results of the Haverhill and Middletown operations are consolidated in the combined and consolidated financial statements of the Partnership for all periods presented and any interest in the Haverhill and Middletown operations retained by Sun Coal & Coke is recorded as a noncontrolling interest of the Partnership. Sun Coal & Coke retained a 35 percent interest in Haverhill and Middletown prior to the dropdown and a 2 percent interest in Haverhill and Middletown subsequent to the dropdown. We accounted for the Haverhill and Middletown Dropdown as an equity transaction, which resulted in a $171.3 million reduction to noncontrolling interest for the additional 33 percent interest acquired by the Partnership. Partnership equity was decreased for the difference between the consideration discussed below and the $171.3 million of noncontrolling interest acquired.
Total transaction value for the Haverhill and Middletown Dropdown included $3.4 million of cash to SunCoke, 2.7 million common units totaling $80.0 million issued to SunCoke and $3.3 million of general partner interests issued to SunCoke. We retained $7.0 million of the transaction value to pre-fund SunCoke’s obligation to indemnify us for the anticipated cost of the environmental remediation project at Haverhill, which did not impact Partnership equity. In addition, we assumed and repaid approximately $271.3 million of outstanding SunCoke debt and other liabilities, which included a market premium of $11.4 million to complete the tender of certain debt. The market premium was included in Partnership net income. In conjunction with the assumption of this debt, the Partnership also assumed the related debt issuance costs and debt discount, which were included in the adjustments to equity related to the acquisition in the Combined and Consolidated Statement of Equity.
We funded the Haverhill and Middletown Dropdown with $88.7 million of net proceeds from the sale of 3.2 million common units to the public, which was completed on April 30, 2014, and approximately $263.1 million of gross proceeds from the issuance of $250.0 million aggregate principal amount of 7.375 percent Partnership Notes due in 2020 through a private placement on May 9, 2014. In conjunction with the new senior notes, the Partnership incurred debt issuance costs of $4.9 million, $0.9 million of which was considered a modification of debt and was included in other operating cash flows in the Combined and Consolidated Statement of Cash Flows with the remainder included in financing cash flows. In addition, the Partnership received $5.0 million to fund interest from February 1, 2014 to May 9, 2014, the period prior to the issuance. This interest was paid to noteholders on August 1, 2014.
As Haverhill and Middletown were consolidated both prior to and subsequent to the Haverhill and Middletown Dropdown, the only impact on our Combined and Consolidated Statement of Cash Flows was the related financing activities discussed above.
In conjunction with the closing of the Haverhill and Middletown Dropdown, the Partnership also increased its revolving credit facility by an additional $100.0 million to $250.0 million and extended its maturity date from January 2018 to May 2019. The Partnership paid $1.8 million in fees related to the revolving credit facility amendment, which were included in financing cash flows in the Combined and Consolidated Statement of Cash Flows. See Note 14.
The table below summarizes the effects of the changes in the Partnership’s ownership interest in Haverhill and Middletown on the Partnership’s equity.

Year Ended December 31, 2014
(Dollars in millions)
Net income attributable to SunCoke Energy Partners, L.P.	56.0
Change in SunCoke Energy Partners, L.P. partnership equity for the purchase of an additional 33.0 percent interest in Haverhill and Middletown	(170.1)
Change from net income attributable to SunCoke Energy Partners, L.P. and transfers to noncontrolling interest	$(114.1)

SunCoke Lake Terminal LLC
On August 30, 2013, the Partnership completed its acquisition of the assets and business operations of Lakeshore Coal Handling Corporation ("Lakeshore"), now called SunCoke Lake Terminal LLC ("Lake Terminal") for $28.6 million. Prior to the acquisition, the entity that owns SunCoke's Indiana Harbor cokemaking operations was a customer of Lakeshore and held the purchase rights to Lakeshore. Concurrent with the closing of the transaction, the Partnership paid $1.8 million to DTE Energy Company, the third party investor owning a 15 percent interest in the entity that owns Indiana Harbor, in consideration for assigning its share of the Lake Terminal buyout rights to the Partnership. The Partnership recognized this payment in selling, general, and administrative expenses on the Combined and Consolidated Statement of Income during 2014.
Located in East Chicago, Indiana, Lake Terminal does not take possession of coal but instead derives its revenue by providing coal handing and blending services to its customers on a per ton basis. Lake Terminal has and will continue to provide coal handling and blending services to SunCoke's Indiana Harbor cokemaking operations. In September 2013, Lake Terminal and Indiana Harbor entered into a new 10-year contract with terms equivalent to those of an arm's-length transaction.
The following table summarizes the consideration paid for Lake Terminal and the fair value of the assets acquired at the acquisition date (dollars in millions):

Consideration:
Cash	$28.6
Recognized amounts of identifiable assets acquired and liabilities assumed:
Plant, property and equipment	25.9
Inventory	2.7
Total	$28.6

The results of Lake Terminal have been included in the combined and consolidated financial statements since the acquisition date and are included in the Coal Logistics segment. The acquisition of Lake Terminal increased revenues by $13.4 million and $4.6 million and operating income by $1.7 million and $1.9 million for the years ended December 31, 2014 and 2013, respectively. The acquisition of Lake Terminal is not material to the Partnership's combined and consolidated financial statements; therefore, pro forma information has not been presented.
Kanawha River Terminal LLC
On October 1, 2013, the Partnership acquired Kanawha River Terminals ("KRT") for $84.7 million, utilizing $44.7 million of available cash and $40.0 million of borrowings under its existing revolving credit facility. KRT is a leading metallurgical and thermal coal blending and handling service provider with collective capacity to blend and transload 30 million tons of coal annually through its operations in West Virginia and Kentucky. KRT has and will continue to provide coal handling and blending services to third parties as well as the Partnership's Middletown cokemaking operations and certain other SunCoke facilities under contract with terms equivalent to those of an arm's-length transaction. This acquisition is part of the Partnership’s strategy to grow through adjacent business lines. The goodwill of $8.2 million arising from the acquisition is primarily due to the strategic location of KRT’s operations.
The following table summarizes the consideration paid for KRT and the fair value of assets acquired and liabilities assumed at the acquisition date (dollars in millions):

Consideration:
Cash	$84.7
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	5.2
Plant, property and equipment	67.2
Intangible assets	7.9
Current liabilities	(3.7)
Other long-term liabilities	(0.1)
Total identifiable net assets assumed	76.5
Goodwill	8.2
Total	$84.7

The results of KRT have been included in the combined and consolidated financial statements since the acquisition date and are included in the Coal Logistics segment. Inclusive of intersegment sales of $4.5 million and $1.1 million, KRT had revenues of $41.6 million and $9.0 million for the years ended December 31, 2014 and 2013, respectively. The acquisition of KRT increased operating income by $5.0 million and $1.0 million for the years ended December 31, 2014 and 2013, respectively. The acquisition of KRT is not material to the Partnership’s combined and consolidated financial statements; therefore, pro forma information has not been presented.